Lease (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
The Amounts Recognized In The Consolidated Statement Of Financial Position
16.1.1 Amounts recognized in the consolidated statements of financial position related to lease as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Right-of-use property and equipment:*
Real estate	￦	548,308	￦	937,887
Vehicles		21,030		17,770
Others		4,378		4,008

		573,716		959,665

Right-of-use intangible assets*		1,595		588

	￦	575,311	￦	960,253

Lease liabilities*	￦	588,803	￦	964,399

*	Included in property and equipment, intangible assets, and other liabilities.
16.1.2 Amounts recognized in the consolidated statements of comprehensive income related to lease for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023		2024
Depreciation and amortization of right-of-use assets:
Real estate	￦	243,893	￦	304,882
Vehicles		18,710		18,531
Others		2,748		1,882
Intangible assets		1,008		1,007

	￦	266,359	￦	326,302

Interest expenses on the lease liabilities	￦	21,699	￦	40,454
Expense relating to short-term lease		4,427		3,960
Expense relating to lease of low-value assets that are not short-term lease		5,141		4,682
Expense relating to variable lease payments not included in lease liabilities (included in administrative expenses)		165		147
Total cash outflows for lease for the years ended December 31, 2023 and 2024 are ￦244,785 million and ￦326,821 million, respectively.

Details Of The Finance Lease As A Finance Lessee
16.2 The Group as a
Lessor
16.2.1 The Group as a finance lessor
16.2.1.1 Gross investment in the lease and present value of minimum lease payments as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023				December 31, 2024
	Gross investment in the lease		Present value of minimum lease payments		Gross investment in the lease		Present value of minimum lease payments
Up to 1 year	￦	368,316	￦	269,111	￦	291,341	￦	218,942
1-5 years		465,321		364,770		348,909		264,617
Over 5 years		1,250		1,250		6,038		6,038

	￦	834,887	￦	635,131	￦	646,288	￦	489,597

16.2.1.2 Unearned finance income on finance lease as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Gross investment in the lease	￦	834,887	￦	646,288
Net investment in the lease:
Present value of minimum lease payments		635,131		489,597
Present value of unguaranteed residual value		141,969		104,846

		777,100		594,443

Unearned finance income	￦	57,787	￦	51,845

16.2.2 The Group as an operating lessor
Future minimum lease payments to be received from the non-cancellable lease contracts as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Minimum lease payments to be received:
Up to 1 year	￦	934,238	￦	876,011
1-5 years		1,827,136		1,710,770
Over 5 years		262,157		205,095

	￦	3,023,531	￦	2,791,876